Quarterly Holdings Report
for

Fidelity® Small Cap Stock Fund

July 31, 2019

SLC-QTLY-0919
1.804879.115

Schedule of Investments July 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value (000s)
COMMUNICATION SERVICES - 4.3%
Diversified Telecommunication Services - 0.0%
LICT Corp. (a)	10	$180
Interactive Media & Services - 0.8%
Adevinta ASA Class B	58,359	649
CarGurus, Inc. Class A (a)	245,602	9,154
LIFULL Co. Ltd.	448,127	2,093
		11,896
Media - 3.5%
4Imprint Group PLC	357,288	12,122
Cable One, Inc.	18,038	21,949
Cogeco Communications, Inc.	206,309	16,293
Fluent, Inc. (a)	478,473	2,488
		52,852

TOTAL COMMUNICATION SERVICES		64,928

CONSUMER DISCRETIONARY - 14.0%
Auto Components - 0.9%
Burelle SA	577	542
Compagnie Plastic Omnium	214,626	5,671
Linamar Corp.	196,789	6,665
		12,878
Distributors - 0.1%
Educational Development Corp.	169,630	1,128
Diversified Consumer Services - 3.7%
Afya Ltd.	132,600	3,835
Arco Platform Ltd. Class A	13,445	593
Career Education Corp. (a)	2,124,823	40,289
Collectors Universe, Inc.	56,527	1,340
Laureate Education, Inc. Class A (a)	579,361	9,496
Redhill Education Ltd.	439,994	572
		56,125
Hotels, Restaurants & Leisure - 1.9%
MTY Food Group, Inc.	497,351	24,675
SkiStar AB	337,968	3,932
		28,607
Household Durables - 4.8%
Cavco Industries, Inc. (a)	26,199	4,646
LGI Homes, Inc. (a)(b)	435,215	30,591
New Home Co. LLC (a)(c)	1,008,076	4,194
Skyline Champion Corp. (a)	496,316	14,145
TRI Pointe Homes, Inc. (a)	1,393,493	19,077
		72,653
Internet & Direct Marketing Retail - 1.8%
Kogan.Com Ltd. (b)	2,585,539	8,678
Liberty Interactive Corp. QVC Group Series A (a)	798,318	11,288
Points International Ltd. (a)	634,852	7,586
		27,552
Specialty Retail - 0.5%
Winmark Corp.	41,323	6,984
Textiles, Apparel & Luxury Goods - 0.3%
DFB Healthcare Acquisitions Co. (a)	370,000	3,778

TOTAL CONSUMER DISCRETIONARY		209,705

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Nichols PLC	144,749	3,169
Food & Staples Retailing - 1.5%
BJ's Wholesale Club Holdings, Inc. (a)	266,622	6,282
Performance Food Group Co. (a)	376,241	16,498
		22,780
Food Products - 0.1%
Armanino Foods of Distinction	379,267	1,388
Household Products - 0.9%
Spectrum Brands Holdings, Inc.	274,742	13,767

TOTAL CONSUMER STAPLES		41,104

ENERGY - 3.0%
Energy Equipment & Services - 0.4%
Computer Modelling Group Ltd.	46,702	232
Dril-Quip, Inc. (a)	63,855	3,360
Profire Energy, Inc. (a)(b)	1,886,940	2,755
		6,347
Oil, Gas & Consumable Fuels - 2.6%
NACCO Industries, Inc. Class A	221,600	11,778
Texas Pacific Land Trust	13,753	10,964
World Fuel Services Corp.	388,586	15,170
		37,912

TOTAL ENERGY		44,259

FINANCIALS - 20.3%
Banks - 3.0%
Bank OZK	484,226	14,808
Camden National Corp.	86,917	3,886
First Hawaiian, Inc.	481,097	12,874
Plumas Bancorp	67,767	1,664
Popular, Inc.	208,887	12,024
		45,256
Capital Markets - 4.8%
Ashford, Inc. (a)(b)	78,736	2,701
Australian Ethical Investment Ltd.	230,597	328
Impax Asset Management Group PLC	1,777,936	5,081
INTL FCStone, Inc. (a)	287,368	11,719
LPL Financial	291,988	24,489
Morningstar, Inc.	178,169	27,078
Tradeweb Markets, Inc. Class A	6,473	307
		71,703
Consumer Finance - 5.3%
Encore Capital Group, Inc. (a)(b)	830,979	29,899
Fellow Finance Oyj	78,475	617
First Cash Financial Services, Inc.	388,145	39,063
Gruppo MutuiOnline SpA	61,970	1,061
Nelnet, Inc. Class A	129,368	8,093
		78,733
Diversified Financial Services - 1.4%
Assetmark Financial Holdings, Inc. (a)	74,000	2,093
Cannae Holdings, Inc. (a)	135,558	3,924
Hypoport AG (a)	21,920	5,824
Jefferies Financial Group, Inc.	429,261	9,156
		20,997
Insurance - 3.5%
First American Financial Corp.	261,734	15,133
Investors Title Co.	20,191	3,313
Primerica, Inc.	271,178	33,271
		51,717
Real Estate Management & Development - 0.5%
The RMR Group, Inc.	165,960	8,172
Thrifts & Mortgage Finance - 1.8%
LendingTree, Inc. (a)(b)	74,627	24,070
Timberland Bancorp, Inc.	107,681	2,976
		27,046

TOTAL FINANCIALS		303,624

HEALTH CARE - 14.6%
Biotechnology - 0.9%
AB-Biotics SA (a)	49,038	270
Anika Therapeutics, Inc. (a)	85,000	4,683
BioGaia AB	14,433	601
Bioventix PLC (b)	32,141	1,481
Essex Bio-Technology Ltd.	2,978,000	2,344
Shanghai Haohai Biological Technology Co. Ltd. (H Shares) (d)	368,400	2,162
TransMedics Group, Inc.	40,215	954
		12,495
Health Care Equipment & Supplies - 3.0%
C-Rad AB (B Shares) (a)(b)	672,639	2,726
Cardiovascular Systems, Inc. (a)	40,000	1,833
Hamilton Thorne Ltd. (a)	89,200	76
Kewaunee Scientific Corp.	20,222	369
Medacta Group SA (d)	110,200	9,640
Medistim ASA	187,890	2,694
Tristel PLC	1,118,205	3,910
Utah Medical Products, Inc.	124,063	11,288
Varex Imaging Corp. (a)	395,538	12,574
		45,110
Health Care Providers & Services - 3.8%
Chemed Corp.	32,807	13,300
Corvel Corp. (a)	88,449	7,536
Encompass Health Corp.	345,012	22,026
Magellan Health Services, Inc. (a)	116,891	8,222
Viemed Healthcare, Inc. (a)	837,748	6,271
		57,355
Health Care Technology - 2.4%
Inovalon Holdings, Inc. Class A (a)(b)	2,422,043	36,331
Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. (a)	220,947	29,726
ICON PLC (a)	126,504	19,756
		49,482
Pharmaceuticals - 1.2%
Alliance Pharma PLC	1,782,862	1,535
BioSyent, Inc. (a)	686,308	3,333
Dechra Pharmaceuticals PLC	247,708	8,874
Phibro Animal Health Corp. Class A	126,274	3,931
		17,673

TOTAL HEALTH CARE		218,446

INDUSTRIALS - 13.5%
Building Products - 0.0%
Reliance Worldwide Corp. Ltd.	45,238	113
Commercial Services & Supplies - 3.1%
Boyd Group Income Fund	299,322	38,539
Bravida AB (d)	334,296	2,785
Clipper Logistics PLC (b)	435,761	1,420
Loomis AB (B Shares)	11,488	396
VSE Corp.	109,630	3,285
		46,425
Construction & Engineering - 0.7%
AECOM (a)	306,261	11,010
Industrial Conglomerates - 0.2%
Lifco AB	53,337	2,736
Machinery - 2.2%
AGCO Corp.	117,212	9,025
Allison Transmission Holdings, Inc.	289,436	13,300
Apergy Corp. (a)	124,748	4,058
Middleby Corp. (a)	51,106	6,868
		33,251
Professional Services - 6.1%
Asiakastieto Group Oyj (d)	30,873	964
Barrett Business Services, Inc.	174,370	15,257
CBIZ, Inc. (a)	1,336,577	31,236
Franklin Covey Co. (a)	436,716	15,940
Insperity, Inc.	133,849	14,235
SHL-JAPAN Ltd.	43,500	775
Talenom OYJ	161,378	6,342
Tinexta SpA	449,479	6,140
		90,889
Road & Rail - 0.1%
Trainline PLC (d)	158,267	824
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	101,565	5,538
Rush Enterprises, Inc. Class A	70,358	2,650
		8,188
Transportation Infrastructure - 0.6%
Macquarie Infrastructure Co. LLC	203,718	8,442

TOTAL INDUSTRIALS		201,878

INFORMATION TECHNOLOGY - 17.3%
Electronic Equipment & Components - 2.4%
SYNNEX Corp.	364,241	35,892
Internet Software & Services - 0.8%
Dreamscape Networks Ltd. (a)	7,739,090	1,381
Liberated Syndication, Inc. (a)	27,752	86
LoopUp Group PLC (a)	169,643	285
MSL Solutions Ltd. (a)	12,036,176	608
Over The Wire Holdings Ltd.	1,014,321	3,293
Redbubble Ltd. (a)	5,007,289	4,751
Synchro Food Co. Ltd. (a)(b)	179,600	967
		11,371
IT Services - 4.8%
Bouvet ASA	61,183	2,135
Castleton Technology PLC	1,820,611	2,247
Computer Services, Inc.	182,496	7,305
CoreLogic, Inc. (a)	58,487	2,665
D4t4 Solutions PLC	125,296	366
Econocom Group SA (b)	1,700,225	5,658
GetBusy PLC (a)	2,273,192	1,216
GreenSky, Inc. Class A (a)(b)	663,526	7,584
Presidio, Inc.	536,335	7,509
Prodware	127,305	895
Sylogist Ltd.	675,600	6,015
Verra Mobility Corp. (a)	278,513	3,857
WEX, Inc. (a)	114,436	24,955
		72,407
Software - 9.3%
Admicom OYJ	17,104	920
AppFolio, Inc. (a)	39,818	3,844
Bigtincan Holdings Ltd. (a)(b)	4,073,324	1,323
Cardlytics, Inc. (a)	295,577	8,394
Ebix, Inc. (b)	625,336	28,784
Enghouse Systems Ltd.	319,484	8,366
Globalscape, Inc.	284,477	3,968
Hansen Technologies Ltd.	1,508,455	3,958
j2 Global, Inc.	225,617	20,100
LeadDesk Oyj	12,655	165
Micro Focus International PLC	717,013	15,103
NICE Systems Ltd. sponsored ADR (a)(b)	241,270	36,847
Red Violet, Inc. (a)(b)	105,438	1,669
RIB Software AG	216,460	4,704
StoneCo Ltd. Class A (a)	5,975	209
Vitec Software Group AB	84,652	1,139
		139,493

TOTAL INFORMATION TECHNOLOGY		259,163

MATERIALS - 4.4%
Chemicals - 3.0%
Core Molding Technologies, Inc. (a)	180,097	1,198
Innospec, Inc.	414,687	38,723
Northern Technologies International Corp.	142,622	1,612
The Scotts Miracle-Gro Co. Class A	30,000	3,365
		44,898
Containers & Packaging - 1.4%
Silgan Holdings, Inc.	336,761	10,123
UFP Technologies, Inc. (a)	241,482	10,519
		20,642

TOTAL MATERIALS		65,540

REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.5%
EPR Properties	305,801	22,761
Essential Properties Realty Trust, Inc.	1,238,904	26,166
Store Capital Corp.	519,818	17,783
		66,710
Real Estate Management & Development - 0.5%
FRP Holdings, Inc. (a)	47,529	2,356
Legacy Housing Corp. (b)	442,089	5,566
		7,922

TOTAL REAL ESTATE		74,632

UTILITIES - 0.5%
Gas Utilities - 0.5%
Star Gas Partners LP	834,817	8,031
TOTAL COMMON STOCKS
(Cost $1,295,173)		1,491,310

Money Market Funds - 8.7%
Fidelity Cash Central Fund 2.43% (e)	7,090,180	7,092
Fidelity Securities Lending Cash Central Fund 2.43% (e)(f)	123,357,501	123,370
TOTAL MONEY MARKET FUNDS
(Cost $130,462)		130,462
TOTAL INVESTMENT IN SECURITIES - 108.3%
(Cost $1,425,635)		1,621,772
NET OTHER ASSETS (LIABILITIES) - (8.3)%		(123,986)
NET ASSETS - 100%		$1,497,786

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated company

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,375,000 or 1.1% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$36
Fidelity Securities Lending Cash Central Fund	$246
Total	$282

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
New Home Co. LLC	$4,657	$--	$9	$--	$(11)	$(443)	$4,194
Total	$4,657	$--	$9	$--	$(11)	$(443)	$4,194

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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